Evergreen Municipal Money Market Fund: Annual Report as of January 31, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
31	INDEPENDENT AUDITORS’ REPORT
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder:

We are pleased to provide the annual report for the Evergreen Municipal Money Market Fund, which covers the 12-month period ended January 31, 2003.

Market analysis

We believe the case for proper asset allocation was made quite evident to investors over the past 12 months. While equities continued to struggle and bonds were mostly strong, money markets provided investors with consistency amid their growing popularity. The increased market volatility resulted in higher flows into cash accounts, and investors benefited from this strategy. Indeed, the past year was best measured in relative performance, and many investors participating in money market funds enjoyed stability despite the very low interest rate environment.

The increased volatility in the financial markets over the past year can be attributed not only to the weaker-than-expected economic recovery, but also to the accounting scandals that severely undermined corporate credibility. If these troubles were not enough, investors had to contend with the uncertain geopolitical situation, as the potential for war and terror attacks weighed heavily on everyone’s minds. Many investors chose to flee the equity markets, and stocks declined for the third consecutive year during 2002, a phenomenon that had not occurred in more than six decades. Bonds were led by the strength in Treasuries, whose traditional safe-haven status attracted many investors despite the $150 billion federal budget deficit. Cash levels, as measured by CDs, savings accounts and money market funds, rose to an estimated $6.5 trillion, an amount equivalent to almost two-thirds of total United States economic output.

LETTER TO SHAREHOLDERS continued

The period began with solid economic growth in the first quarter of last year and some momentum from the rally in late 2001. However, moderating economic growth and drastically reduced earnings expectations pummeled equities and money flowed back into treasuries and money markets. The Enron scandal served to exacerbate this trend and as other instances of corporate malfeasance surfaced, investor confidence plunged.

These disturbing events resulted in relatively quick action from the leadership in Washington as President Bush, members of Congress and the SEC all became involved. Legislation was created in the form of the Sarbanes-Oxley Act of 2002, requiring new procedures for financial reporting and outlining the punishment for perpetrators of fraud. Corporate CEOs and CFOs are now required to attest to the veracity of the financial statements submitted quarterly to the SEC.

But just as investors were regaining hope regarding the integrity of financial reporting, saber rattling with Iraq increased and the economic recovery remained slower than hoped. The anniversary of the September 11 attacks rekindled fears of potential terrorism, and economic data was mixed. Earnings estimates were ratcheted downward yet again, and all eyes turned to Federal Reserve Board chairman Alan Greenspan, who ultimately surprised investors with a larger-than-expected 50-basis point interest rate cut in early November.

Looking ahead, we believe the U.S. economy will continue its moderate path of recovery in 2003. We project gross domestic product growth in the range of 3%, supported by mild levels of personal consumption and a gradual improvement in business spending. The outlook for inflation remains positive for consumers, yet businesses will once again be challenged by a lack of meaningful pricing power, preventing the traditional surge in corporate earnings common in early-cycle recoveries. In this environment, which continues to be framed by geopolitical concerns, money market investments will remain an important portfolio component.

LETTER TO SHAREHOLDERS continued

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

*A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

FUND AT A GLANCE

as of January 31, 2003

MANAGEMENT TEAM

Mathew M. Kiselak
Tax-Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 11/2/1988
	Class A	Class S	Class S1	Class I

Class Inception Date	1/5/1995	6/30/2000	6/26/2001	11/2/1988

Average Annual Return

1 year	0.95%	0.65%	0.72%	1.25%

5 year	2.55%	2.54%	2.68%	2.86%

10 year	2.78%	2.87%	2.94%	3.02%

7-day annualized yield	0.61%	0.31%	0.41%	0.91%

30-day annualized yield	0.55%	0.25%	0.35%	0.85%

12-month income dividends per share	$0.009	$0.006	$0.007	$0.012

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

PORTFOLIO COMPOSITION
(based on 1/31/2003 portfolio assets)

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. The advisor is currently reimbursing a portion of the distribution fee for Class S1. Had the fee not been reimbursed, returns for Class S1 would have been reimbursed. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

TOTAL NET ASSETS: $3,001,360,750
AVERAGE MATURITY: 18 days

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of January 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002	2001	2000	1999
CLASS A
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.02	0.04	0.03	0.03
Distributions to shareholders from
Net investment income	-0.01	-0.02	-0.04	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.95%	2.18%	3.69%	2.90%	3.07%
Ratios and supplemental data
Net assets, end of period (millions)	$1,237	$953	$126	$708	$737
Ratios to average net assets
Expenses[1]	0.86%	0.88%	0.86%	0.86%	0.87%
Net investment income	0.89%	1.47%	3.59%	2.84%	3.02%

1. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002	2001[1]
CLASS S
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.65%	1.88%	1.99%
Ratios and supplemental data
Net assets, end of period (millions)	$835	$638	$574
Ratios to average net assets
Expenses[2]	1.16%	1.16%	1.16%[3]
Net investment income	0.60%	1.82%	3.31%[3]

1.  For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002[1]
CLASS S1
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01
Distributions to shareholders from
Net investment income	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00
Total return	0.72%	0.77%
Ratios and supplemental data
Net assets, end of period (millions)	$369	$257
Ratios to average net assets
Expenses[2]	1.09%	1.10%[3]
Net investment income	0.67%	0.96%[3]

1.  For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002	2001	2000	1999
CLASS I1
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.02	0.04	0.03	0.03
Distributions to shareholders from
Net investment income	-0.01	-0.02	-0.04	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.25%	2.49%	4.00%	3.21%	3.38%
Ratios and supplemental data
Net assets, end of period (millions)	$561	$489	$512	$591	$540
Ratios to average net assets
Expenses[2]	0.56%	0.56%	0.56%	0.56%	0.57%
Net investment income	1.20%	2.46%	3.89%	3.15%	3.30%

1.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2003

	Principal Amount	Value

COMMERCIAL PAPER 4.6%
Hospital 0.3%
Lorain Cnty., OH Hosp. RB, Catholic Health, Ser. 1997-A, 1.20%, VRDN	$ 8,800,000	$ 8,800,000
Industrial Development Revenue 0.5%
Michigan Strategic Fund RB, Dow Chemical Co., Ser. 1988, (Gtd. by Dow Chemical Co.), 1.30%, 2/6/2003	15,800,000	15,800,000
Port Authority 1.1%
Massachusetts Port Auth. RB, Ser. 1996, (LOC: PNC Bank), 1.15%, VRDN	32,000,000	32,000,000
Utility 1.7%
Jefferson Cnty., KY PCRB, Louisville Gas & Electric Proj., Ser. 1997, 1.15%, 2/3/2003	19,000,000	19,000,000
San Diego, CA IDRB, San Diego Gas & Elec. Proj.:
Ser. 1995-A, 1.30%, VRDN	22,250,000	22,250,000
Ser. 1995-B, 1.25%, VRDN	9,900,000	9,900,000
51,150,000
Water & Sewer 1.0%
California Dept. Wtr. Resources RB:
1.35%, 2/11/2003	10,000,000	10,000,000
1.60%, 2/11/2003	10,000,000	10,000,000
1.60%, 2/19/2003	8,100,000	8,100,000
Olcese, CA Wtr. Dist. RB, Rio Bravo, 3.90%, VRDN	400,000	400,000
28,500,000
Total Commercial Paper		136,250,000
MUNICIPAL OBLIGATIONS 95.2%
Airport 4.1%
Albuquerque, NM Arpt. RRB, Sub. Lien, (SPA: Bay Hypotheken-und Vereins & Insd. by AMBAC), 1.25%, VRDN	5,100,000	5,100,000
Atlanta, GA Arpt. BAN, (Gtd. by Atlanta Arpt.), 2.25%, 10/30/2003	30,000,000	30,057,264
Chicago, IL O’Hare Intl. Arpt. RB, Northwest Airlines, Inc.:
Ser. A, (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 1.30%, VRDN	2,500,000	2,500,000
Ser. B, (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 1.30%, VRDN	6,700,000	6,700,000
Clayton Cnty., GA Dev. Auth. RB, Delta Air Lines:
Ser. A, (SPA: Commerzbank AG), 2.85%, VRDN	32,076,000	32,076,000
Ser. B, (SPA: Commerzbank AG), 2.95%, VRDN	4,100,000	4,100,000
Denver, CO Spl. Arpt. Facs. PFOTER, (Liq.: Merrill Lynch & Co.), 2.13%, VRDN	19,110,000	19,110,000
Kenton Cnty., KY Arpt. Board RB:
Ser. F-2, (LOC: Bank of America & Insd. by MBIA), 1.26%, VRDN	2,910,000	2,910,000
Ser. B, (SPA: Commerzbank AG), 2.85%, VRDN	7,041,000	7,041,000
Metro Washington DC Arpt. MSTR, (SPA: Societe Generale), 1.38%, VRDN	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA RB Arpt. Facs., Flight Safety Proj., (Gtd. by Boeing), 1.45%, VRDN	3,300,000	3,300,000
122,599,264
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Community Development District 2.0%
Colorado HFA IDRB, Worldwest LLP Proj., (LOC: Firstar Bank), 1.45%, VRDN	$ 2,500,000	$ 2,500,000
Metro Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, (LOC: AmSouth Bank), 1.33%, VRDN	4,840,000	4,840,000
Rapid City, SD EDRB, Civic Ctr. Assoc. Proj., (LOC: Citibank), 1.43%, VRDN	4,475,000	4,475,000
San Diego, CA Pub. Facs. Fin. Auth. PFOTER:
Ser. A, 1.28%, VRDN	15,670,000	15,670,000
Ser. C, 2.05%, 6/15/2003	30,000,000	30,000,000
Skokie, IL, EDRB, Skokie Fashion Square Proj., (LOC: LaSalle Bank), 1.58%, VRDN	1,850,000	1,850,000
59,335,000
Education 4.3%
Adams Cnty., CO Sch. Dist. 12 MTC, Ser. 9008, 1.31%, VRDN 144A	10,010,000	10,010,000
Alief, TX Independent Sch. Dist. RB, (Gtd. by PSF), 6.00%, 2/15/2003	1,490,000	1,491,818
Arlington, TX Independent Sch. Dist. RB, Ser. 347, (Liq.: Morgan Stanley Dean Witter, Inc.), 1.28%, VRDN	2,995,000	2,995,000
Berkeley Cnty., SC Sch. Dist. RB, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by FSA), 1.21%, VRDN	8,771,000	8,771,000
Blaine Cnty., ID Sch. Dist. Indl. Dev. Dist. 61 RAN, 2.20%, 6/30/2003	2,500,000	2,500,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, (Gtd. by Columbus B&T Co.), 1.33%, VRDN	2,050,000	2,050,000
Clark Cnty., NV Sch. Dist. Bldg. MTC:
Class A, (SPA: ZCM & Insd. by FSA), 1.28%, VRDN	11,812,000	11,812,000
Ser. D, (LOC: Bank of New York & Insd. by MBIA), 1.26%, VRDN	5,910,000	5,910,000
De Soto, TX PSF Capital Appreciation PFOTER, (Liq.: Merrill Lynch & Co. & Gtd. by PSF), 1.28%, VRDN	11,190,000	11,190,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, Saint Andrews Sewanee Sch. Proj., 1.28%, VRDN	2,815,000	2,815,000
Houston, TX Independent Sch. Dist. RB, Ser. A, 1.28%, VRDN	7,100,000	7,100,000
Oak Ridge, TN IDRB, Orau, (SPA: Allied Irish Bank), 1.23%, VRDN	4,000,000	4,000,000
Oklahoma City, OK IDA RB, Oklahoma Christian College, (LOC: Bank of America), 1.38%, VRDN	7,700,000	7,700,000
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RRB, Ser. A, (LOC: Lloyds Bank & Insd. by FSA), 2.35%, 7/1/2003	10,000,000	10,002,877
Philadelphia, PA Sch. Dist. RB, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA), 1.28%, VRDN	2,400,000	2,400,000
Rockford, IL Sch. Dist. 205 TAN, 2.78%, 10/30/2003	12,500,000	12,556,961
South Berwick, ME Edl. RB, Berwick Academy Issue, 1.35%, VRDN	6,000,000	6,000,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., 1.25%, VRDN	6,975,000	6,975,000
Summit Cnty., OH RB, Western Academy Reserve, (LOC: Key Bank), 1.20%, VRDN	6,000,000	6,000,000
Univ. of Texas Board of Regents MTC, (SPA: ZCM), 1.28%, VRDN	4,255,000	4,255,000
Youngstown, OH Sch. Dist. BAN, 2.75%, 4/10/2003	4,000,000	4,002,466
130,537,122
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
General Obligation Local 0.5%
Chicago, IL Park Dist. MTC, (SPA: ZCM & Insd. by FGIC), 1.28%, VRDN	$ 3,360,000	$ 3,360,000
Mecklenburg Cnty., NC COP GO, (LOC: Bank of America), 1.15%, VRDN	9,700,000	9,700,000
Washington GO, Motor Vehicle Tax, (LOC: Bank of New York & Insd. by FSA), 1.28%, VRDN 144A	2,760,000	2,760,000
15,820,000
General Obligation State 5.2%
California GO, (Liq.: Lehman Brothers), 1.38%, VRDN	35,055,000	35,055,000
California RAN:
(SPA: ZCM & Insd. by FSA), 1.28%, VRDN	14,000,000	14,000,000
1.34%, VRDN	30,000,000	30,000,000
2.50%, 6/27/2003	63,500,000	63,732,104
Florida Dept. of Transportation ROC, (Liq.: Salomon Smith Barney), 1.21%, VRDN	7,590,000	7,590,000
Wisconsin GO MTC, Ser. 33, 1.28%, VRDN	7,203,000	7,203,000
157,580,104
Hospital 13.4%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, South Hills Hlth., (LOC: PNC Bank), 2.45%, 4/1/2003	6,165,000	6,165,000
Amarillo, TX Hlth. Facs. Corp. RB, 1.40%, VRDN	8,600,000	8,600,000
Birmingham, AL Spl. Care Facs. Fin. Auth. PFOTER, (SPA: National Australia), 1.30%, VRDN	200,000	200,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, (Gtd. by Columbus B&T Co.), 1.38%, VRDN	17,835,000	17,835,000
Methodist Home for the Aging, (LOC: Colonial Bank), 2.63%, VRDN	6,000,000	6,000,000
Clackamas Cnty., OR Hlth. Fac. Auth. RB, Ser. 689, 1.28%, VRDN	5,750,000	5,750,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., (Gtd. by Columbus B&T Co.), 1.23%, VRDN	10,000,000	10,000,000
Denver, CO City & Cnty., RB, The Children’s Hosp. Assn. Proj., (SPA: Sakura Bank, Ltd. & Insd. by FGIC), 2.15%, VRDN	4,400,000	4,400,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr., (LOC: SunTrust Bank), 1.15%, VRDN	1,262,000	1,262,000
Geneva City, AL Hlth. Care RB, 1.28%, VRDN	2,667,000	2,667,000
Hamilton Cnty., OH Hosp. Facs. PFOTER, (Liq.: Merrill Lynch & Co.), 1.30%, VRDN	4,000,000	4,000,000
Illinois Dev. Fin. Auth. RB, Provena Hlth. Proj., Ser. 1998-C, (LOC: Bank One Corp. & Insd. by MBIA), 1.40%, VRDN	5,000,000	5,000,000
Illinois Hlth. Facs. Auth. PFOTER, 1.30%, VRDN	990,000	990,000
Indiana Hlth. Fac. Fin. Auth. RB:
1.80%, 3/4/2003	35,000,000	35,000,000
1.83%, 7/3/2003	30,000,000	30,000,000
Kalamazoo, MI Hosp. Fin. Auth. RB, Bronson Methodist, 1.17%, VRDN	8,300,000	8,300,000
Kentucky EDA Hosp. RB, St. Luke’s, (Liq.: Merrill Lynch & Co.), 1.30%, VRDN	13,520,000	13,520,000
Lancaster Cnty., NE Hosp. Auth. RB, Bryan Mem. Hosp., (SPA: Commerzbank AG & Insd. by MBIA), 1.40%, VRDN	22,175,000	22,175,000
Lebanon Cnty., PA Hlth. Facs. RB, United Church of Christ Proj., 1.20%, VRDN	3,130,000	3,130,000
Lima, OH Hosp. RB, 1.25%, VRDN	1,810,000	1,810,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Louisiana Pub. Fac. Auth. RB, Cenikor Foundation Proj., (LOC: Union Planters Bank), 1.73%, VRDN	$ 3,400,000	$ 3,400,000
Lowndes Cnty., GA Residential Care Facs. RB, So. Georgia Hlth. Alliance Proj., (LOC: Bank of America), 1.15%, VRDN	1,311,000	1,311,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp., (SPA: West Deutsche Landes Bank), 1.30%, VRDN	5,700,000	5,700,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 1.33%, VRDN	1,440,000	1,440,000
Montgomery Cnty., OH Healthcare RB, Multi-Mode Windows Home Proj., 1.25%, VRDN	3,950,000	3,950,000
New Hampshire Hlth. & Ed. PFOTER, (Liq.: Merrill Lynch & Co.), 1.30%, VRDN	7,280,000	7,280,000
Orange Cnty., FL Hlth. Facs. Auth. RB, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by AMBAC), 1.28%, VRDN	2,905,000	2,905,000
Rhode Island Hlth. & Ed. Bldg. Corp MTC:
Lifespan Obl., Ser. 1999-69B, (Liq.: Bear Stearns & Co., Inc.), 1.38%, VRDN 144A	31,300,000	31,300,000
RI Hosp., Ser. 1999-69C, (Liq.: Bear Stearns & Co., Inc), 1.38%, VRDN 144A	34,550,000	34,550,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC, Lifespan Corp., Ser. 1999-69A, Class A, 144A, (Liq.: Bear Stearns & Co., Inc.), 1.38%, VRDN	31,300,000	31,300,000
Russell, KY RB, 1.33%, VRDN	5,995,000	5,995,000
South Carolina Jobs EDA PFOTER, Bon Secours:
(Liq.: Merrill Lynch & Co.), 1.30%, VRDN	15,000,000	15,000,000
(Liq.: Merrill Lynch & Co.), 1.33%, VRDN	67,790,000	67,790,000
Steuben Cnty., NY IDA RB:
Civic Fac. Corning Hosp. Ctr., 2.05%, VRDN	1,700,000	1,700,000
Civic Fac. Guthrie Corning, 2.05%, VRDN	2,800,000	2,800,000
403,225,000
Housing 25.0%
ABN Amro Munitops Cert. Trust RB, Ser. 2002-1, 1.36%, VRDN	8,585,000	8,585,000
Alexandria, VA Redev. & Hsg. Auth. MHRB, 1.30%, VRDN	5,600,000	5,600,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., (LOC: Heller Financial, Inc.), 2.35%, VRDN	2,820,000	2,820,000
Atlanta, GA Urban Residential Fin. Auth. RB, Buckhead Crossing, (LOC: Columbus B&T Co.), 1.23%, VRDN	16,000,000	16,000,000
Atlanta, GA Urban Residential RB, 1.43%, VRDN	4,410,000	4,410,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Utsqa Apts Proj., 1.33%, VRDN	7,400,000	7,400,000
California Statewide CDA RB, Aqua Vista Apts. Proj., Ser. 2000-V, (LOC: Bank of the West), 1.35%, VRDN	6,500,000	6,500,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Court Proj., 1.35%, VRDN	2,000,000	2,000,000
Class B RB, Certificate Trust, Ser. 2001-2, (Liq.: American International Group, Inc.), 1.88%, VRDN	16,300,000	16,300,000
Clipper Tax Exempt Trust COP:
Ser. A, 1.48%, VRDN	12,865,000	12,865,000
Ser. 1999-2, 1.43%, VRDN	39,832,884	39,832,884
Ser. 1999-3, 1.48%, VRDN	52,168,000	52,168,000
Ser. 2002-9, (LOC: State Street Bank & Insd. by FSA), 1.43%, VRDN	51,625,000	51,625,000
Clipper, FL Tax Exempt Trust COP, Ser. 2001-1, 1.38%, VRDN	68,000	68,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Dallas Cnty., AL Hsg. Dev. Corp. RB, Ser. A, 1.33%, VRDN	$ 3,485,000	$ 3,485,000
Dist. of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, (LOC: Landesbank Hessen-Thüringen Girozentrale), 1.35%, VRDN	7,200,000	7,200,000
Dist. of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, (LOC: Crestar Bank), 1.35%, VRDN	3,110,000	3,110,000
Elkhart Cnty., IN EDRB, 1.40%, VRDN	2,600,000	2,600,000
Escambia Cnty., FL Hsg. Fin. Agcy. RB, Macon Trust 2002, Ser. B, (LOC: Bank of America & Insd. by GNMA), 2.20%, 4/3/2003	3,700,000	3,700,000
Fort Collins, CO MHRB, Bullrun Townhome Proj., 1.90%, VRDN	8,300,000	8,300,000
Greystone Tax Exempt COP, Sr. Certificate of Beneficial Ownership, 1.38%, VRDN	6,630,000	6,630,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., (Liq.: American International Group, Inc.), 1.48%, VRDN	11,320,000	11,320,000
Pleasant Run Apt. Proj., (Liq.: American International Group, Inc.), 1.48%, VRDN	4,460,000	4,460,000
Hawaii Hsg. Fin. & Dev. Corp. RB, Rental Hsg. Sys. Proj.:
Ser. A, (LOC: Industrial Bank of Japan, Ltd.), 3.16%, VRDN	27,000,000	27,000,000
Ser. B, (LOC: Industrial Bank of Japan, Ltd.), 3.16%, VRDN	10,600,000	10,600,000
Idaho HFA PFOTER, (SPA: Bay Hypotheken-und Vereins & Insd. by FHA), 1.27%, VRDN	600,000	600,000
Illinois Dev. Fin. Auth. RB, Rest Haven, (LOC: FHLB of Chicago), 1.40%, VRDN	5,697,000	5,697,000
Jefferson Cnty., AL MHRB, Hickory Knolls Proj., 1.28%, VRDN	3,130,000	3,130,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., (LOC: SunAmerica Bank), 1.90%, VRDN	8,518,000	8,518,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., (LOC: U.S. Bank), 1.30%, VRDN	8,075,000	8,075,000
Macon, GA Trust Pooled Cert. RB:
Ser. 1998-AA, (Insd. by AMBAC), 1.33%, VRDN	26,546,000	26,546,000
Ser. 1997, (LOC: Bank of America & Insd. by FSA), 1.38%, VRDN	30,495,000	30,495,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RB, (LOC: Suntrust Banks), 1.15%, VRDN	338,000	338,000
Manitowoc Cnty., WI CDA RB, Great Lakes Training, Ser. A, 1.38%, VRDN	50,400,000	50,400,000
Massachusetts IFA RB, Commonwealth Avenue Proj., 1.45%, VRDN	1,600,000	1,600,000
Merrill Lynch & Co., Inc., PFOTER:
(Liq.: Merrill Lynch & Co., Inc. & Insd. by GNMA), 1.38%, VRDN	4,545,000	4,545,000
Ser. PPT-7, (Insd. by AMBAC), 1.46%, VRDN	9,085,000	9,085,000
Ser. PPT-8, (Liq.: Credit Suisse First Boston Corp.), 1.43%, VRDN	2,350,000	2,350,000
Ser. PPT-9, (SPA: Bayerische Landesbanken), 1.46%, VRDN	4,005,000	4,005,000
Ser. PPT-11, (SPA: Bay Hypotheken-und Vereins), 1.39%, VRDN	10,855,000	10,855,000
Metro. Govt. Nashville & Davidson, TN Hsg. Facs. MHRB, Meadow Creek, 1.35%, VRDN	5,000,000	5,000,000
Minneapolis, MN MHRB, Stone Arch Apts., 1.25%, VRDN	3,600,000	3,600,000
Montgomery Cnty., MD Hsg. Opportunities MHRB, (SPA: Danske Bank), 1.36%, VRDN	16,495,000	16,495,000
MuniMae Trust National TOC, Ser. 2002-1M, (LOC: Bayerische Landesbanken & Insd. by MBIA), 1.28%, VRDN	15,000,000	15,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Nebraska IFA MHRB:
Apple Creek Associates Proj., (LOC: Northern Trust), 1.28%, VRDN	$ 4,310,000	$ 4,310,000
Bridgeport, (Liq.: American International Group, Inc.), 1.53%, VRDN	8,615,000	8,615,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 1.25%, VRDN	1,855,000	1,855,000
Oklahoma Hsg. Dev. Auth. MHRB, Ser. A, 1.35%, VRDN	23,000,000	23,000,000
Palm Beach Cnty., FL MHRB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.30%, VRDN	2,600,000	2,600,000
PFOTER:
(Insd. by FHLMC), 1.33%, VRDN	102,880,000	102,880,000
(Liq.: Merrill Lynch & Co.), 1.29%, 7/24/2003	5,000,000	5,000,000
(Liq.: Merrill Lynch & Co.), 1.31%, VRDN	10,000,000	10,000,000
(Liq.: Merrill Lynch & Co.), 1.38%, 2/6/2003	11,625,000	11,625,000
(Liq.: Merrill Lynch & Co.), 1.47%, VRDN	2,000,000	2,000,000
Philadelphia, PA Redev. Auth. MHRB, PFOTER, 1.36%, VRDN	8,000,000	8,000,000
Shelby Cnty., TN Hlth. Ed. & Hsg. Facs. Board RB, Courtyard Apts. I Proj., Ser. A, (LOC: Bank of America), 1.30%, VRDN	5,000,000	5,000,000
South Bend, IN MHRB, Maple Lane Assoc. Proj., Ser. 1987, (LOC: FHLB of Indianapolis), 1.40%, VRDN	1,885,000	1,885,000
Texas Dept. of Hsg. & Community Dev. MHRB, 1.30%, VRDN	20,270,000	20,270,000
Texas Dept. of Hsg. PFOTER, (Liq.: Merrill Lynch & Co.), 1.36%, VRDN	2,890,000	2,890,000
Washington MHRB:
Eaglepointe Apts., Ser. A, (Liq.: American International Group, Inc.), 1.53%, VRDN	4,840,000	4,840,000
Winterhill Apts., Ser. A, (Liq.: American International Group, Inc.), 1.53%, VRDN	6,525,000	6,525,000
Wyoming CDA MHRB, 1.53%, VRDN	7,100,000	7,100,000
749,307,884
Industrial Development Revenue 18.7%
Alabama IDA RB, Automation Technology Inds., Inc., (LOC: Columbus Bank & Trust Co.), 1.60%, VRDN	2,785,000	2,785,000
Alachua Cnty, FL IDRB, Florida Industries, Inc. Project, (LOC: Bank of America), 1.25%, VRDN	3,000,000	3,000,000
Albuquerque, NM IDA RB, Gen. Technology Corp. Proj., 1.30%, VRDN	3,735,000	3,735,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., (LOC: PNC Bank), 1.20%, VRDN	2,118,000	2,118,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 1.33%, VRDN	9,250,000	9,250,000
Anderson, IN, Ltd. Obl. RB, Anderson Tool & Engineering, 2.13%, VRDN	200,000	200,000
Ascension Parish, LA RB, (Gtd. by BASF Corp.), 1.45%, VRDN	800,000	800,000
Belgium, WI IDRB, Trimen Inds. Proj., 1.44%, VRDN	1,250,000	1,250,000
Belleville, IL IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 2.13%, VRDN	1,800,000	1,800,000
Bexar Cnty., TX Indl. Dev. Corp. RB, Coilplus-Texas, Inc. Proj., (SPA: Bank of Tokyo-Mitsubishi, Ltd.), 3.15%, VRDN	2,000,000	2,000,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj.:
1.45%, VRDN	1,600,000	1,600,000
Ser. B, (LOC: Bank of America), 1.45%, VRDN	700,000	700,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Botetourt Cnty., VA IDRB, Altec Inds. Proj., (LOC: AmSouth Bank), 1.35%, VRDN	$ 2,700,000	$ 2,700,000
Bristol, TN IDRB, Robinette Co. Proj., (LOC: AmSouth Bank), 1.53%, VRDN	1,200,000	1,200,000
Buncombe Cnty., NC Indl. Facs. & Pollution Ctl. Auth. RB, Rich Mount, Inc. Proj., 3.50%, VRDN	3,100,000	3,100,000
California Economic Dev. Fin. Auth. RB, Killion Inds. Proj., 2.65%, VRDN	3,060,000	3,060,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 1.55%, 2/5/2003	3,000,000	3,000,000
Chicago, IL Empowerment Zone RB, Hyde Park Cooperative Society Proj., Ser. 1999, (LOC: LaSalle Bank), 1.41%, VRDN	1,690,000	1,690,000
Clark Cnty., NV IDRB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.36%, VRDN	7,495,000	7,495,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 1.35%, VRDN	3,000,000	3,000,000
Cocke Cnty., TN IDA RB, GLI, Inc. Proj. (Gtd. by GLI, Inc.), 2.74%, VRDN	3,310,000	3,310,000
Colorado Hsg. & Fin. Auth. EDRB, Super Vacuum Manufacturing Co. Proj., Ser. A, 1.50%, VRDN	1,925,000	1,925,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj.:
(LOC: PNC Bank), 1.40%, VRDN	2,500,000	2,500,000
(LOC: PNC Bank), 1.45%, VRDN	2,150,000	2,150,000
Dallas, TX Indl. Dev. Corp. IDRB, 1.70%, VRDN	4,150,000	4,150,000
De Kalb Cnty., GA Dev. Auth. IDRB:
Variable Vimco Proj., 1.38%, VRDN	1,750,000	1,750,000
Weyerhaeuser Co. Proj., 2.13%, 2/6/2003	700,000	700,000
Delaware EDA RB, Arlon, Inc. Proj., Ser. 1989, (LOC: Bank of America), 1.44%, VRDN	3,000,000	3,000,000
Devils Lake, ND IDRB, Noodles by Leonardo, (LOC: U.S. Bank), 1.55%, VRDN	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., (LOC: U.S. Bank), 1.40%, VRDN	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., (LOC: Columbus Bank & Trust Co.), 1.50%, VRDN	8,915,000	8,915,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 1.40%, VRDN	2,630,000	2,630,000
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., (LOC: Harris Trust & Savings Bank), 1.35%, VRDN	2,845,000	2,845,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., (LOC: AmSouth Bank), 1.48%, VRDN	6,970,000	6,970,000
Fayette Cnty., GA IDRB, Shinsei Corp. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 3.15%, VRDN	7,000,000	7,000,000
Fenton, MO IDA RB, Clayton Corp. Proj., (LOC: Commerce Bank), 1.43%, VRDN	1,050,000	1,050,000
Florence, AL IDRB, Die Tech, Inc., Proj., (LOC: SouthTrust Bank), 1.48%, VRDN	1,010,000	1,010,000
Franklin Cnty., IN EDRB, Adjusted J&J Proj., 1.40%, VRDN	1,860,000	1,860,000
Franklin Park, IL IDRB, Castle & Co. Proj., 2.63%, VRDN	649,070	649,070
Gadsen, AL IDRB, Hickory Hills, (LOC: SouthTrust Bank), 1.43%, VRDN	1,865,000	1,865,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 1.32%, VRDN	1,420,000	1,420,000
Gwinnett Cnty., GA IDRB:
Variable Color Image, Inc. Proj., (LOC: SouthTrust Bank), 1.38%, VRDN	3,445,000	3,445,000
Variable Price Co., Inc. Proj., 1.35%, VRDN	1,800,000	1,800,000
Hackleberg, AL IDRB, River Birch Homes Proj., (LOC: AmSouth Bank), 1.48%, VRDN	1,450,000	1,450,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Haleyville, AL IDRB:
Briar-Garrett, (LOC: First Commercial Bank), 1.38%, VRDN	$ 2,000,000	$ 2,000,000
Charming Castle LLC Proj., 1.43%, VRDN	1,500,000	1,500,000
Door Components LLC Proj., 1.43%, VRDN	2,250,000	2,250,000
Winston Propties, Inc. Proj., 1.38%, VRDN	3,250,000	3,250,000
Hamilton, AL IDRB, Quality Hsg. Proj., 1.53%, VRDN	1,170,000	1,170,000
Harris Cnty., TX Indl. Dev. Corp. IDRB:
National Bedding Co. Proj., (LOC: Bank of America), 1.45%, VRDN	2,825,000	2,825,000
Southern Ionics, Inc. Proj., (LOC: SouthTrust Bank), 1.38%, VRDN	5,000,000	5,000,000
Henrico Cnty., VA IDA RB, San-J Intl. Proj., (LOC: Firstar Bank), 1.25%, VRDN	500,000	500,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft LP Proj., (LOC: First Commercial Bank), 1.50%, VRDN	1,416,000	1,416,000
Houston Cnty., GA IDRB, Diversified Machining Svcs. Co., (LOC: Columbus B & T Co.), 1.50%, VRDN	3,405,000	3,405,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., (LOC: Crestar Bank), 1.35%, VRDN	1,860,000	1,860,000
Hull, WI IDRB, 1.43%, VRDN	1,915,000	1,915,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., (LOC: First Commercial Bank), 1.43%, VRDN	3,200,000	3,200,000
Wright-X Technologym, Inc. Proj., (LOC: National City Bank), 1.32%, VRDN	1,740,000	1,740,000
Illinois Dev. Fin. Auth. IDRB, Anatol Enterprises, LLC Proj., (LOC: LaSalle Bank), 1.41%, VRDN	3,100,000	3,100,000
Illinois Dev. Fin. Auth. PCRB, Diamond Star Motor Proj., (SPA: Bank of Tokyo), 2.60%, VRDN	5,000,000	5,000,000
Illinois EDRB, MTI Corp. Proj., (SPA: Industrial Bank of Japan, Ltd.), 3.80%, VRDN	3,500,000	3,500,000
Illinois IDRB, Blue Ridge Farms Proj., (SPA: HSBC Hldgs. Plc), 1.20%, VRDN	3,895,000	3,895,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 1.25%, VRDN	1,665,000	1,665,000
Iowa Fin. Auth. IDRB, Inerwest Proj., 1.50%, VRDN	4,670,000	4,670,000
Jackson, TN IDRB, General Cable Corp., (LOC: Chase Manhattan Bank), 1.45%, VRDN	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 1.30%, VRDN	2,300,000	2,300,000
Johnston Cnty., NC Indl. Facs. PCRB, Waltholm Group IV Proj., (LOC: SouthTrust Bank), 1.38%, VRDN	2,525,000	2,525,000
Joliet, IL Regl. Port Dist. RB, Dow Chemical Co., (Gtd. by Dow Chemical Co.), 1.65%, VRDN	11,210,000	11,210,000
Kansas City, MO IDA RB, Castle & Co. Proj., 2.63%, VRDN	973,000	973,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 1.48%, VRDN	930,000	930,000
Koch Floating Rate Trust PFOTER, 1.38%, VRDN	21,155,000	21,155,000
Lancaster Cnty., NV IDRB, Lincoln Machine, Inc. Proj., (LOC: U.S. Bank), 1.40%, VRDN	1,930,000	1,930,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., (LOC: U.S. Bank), 1.45%, VRDN	5,865,000	5,865,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell International, Inc. Proj., 1.43%, VRDN	4,000,000	4,000,000
Louisiana Pub. Facs. Auth. RB, Blood Ctr. Proj., 1.73%, VRDN	4,025,000	4,025,000
Lowndes Cnty., GA Dev. Auth. RB, Independent Scholarship Proj., 1.31%, VRDN	7,805,000	7,805,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Lucas Cnty., OH IDRB, High Tech Properties, Inc. Proj., (LOC: National City Bank), 1.32%, VRDN	$ 3,570,000	$ 3,570,000
Manitowoc Cnty., WI IDRB, Etrutech Plastics, Inc. Proj., (LOC: Associated Bank), 1.43%, VRDN	3,480,000	3,480,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 1.30%, VRDN	2,975,000	2,975,000
Mankato, MN IDRB, Katolight Proj., (LOC: U.S. Bank), 1.40%, VRDN	2,350,000	2,350,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 1.40%, VRDN	3,205,000	3,205,000
Martin Cnty., NC Indl. Fac. Pollution Fin. Auth. RB, Weyerhauser Co. Proj., (Gtd. by Weyerhauser), 2.15%, VRDN	7,000,000	7,000,000
McLean Cnty., Kentucky IDA RB, Smelter Service Corp. Proj., 1.30%, VRDN	2,800,000	2,800,000
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 1.35%, VRDN	16,035,000	16,035,000
Miami-Dade Cnty., FL IDA RB, Reflectone, (SPA: Royal Bank of Canada), 1.25%, VRDN	8,600,000	8,600,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp.,
(SPA: Sumitomo Bank, Ltd.), 3.70%, VRDN	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB, Quantum Composites, Inc. Proj., (LOC: Heller Financial, Inc.), 1.33%, VRDN	5,340,000	5,340,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, (LOC: First Bank), 1.40%, VRDN	1,995,000	1,995,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, (LOC: Societe Generale), 1.53%, VRDN	3,735,000	3,735,000
Moorhead, MN Solid Wst. Disposal RB, American Crystal Sugar, (LOC: Wells Fargo), 1.45%, VRDN	5,500,000	5,500,000
Morristown, TN Indl. Dev. Board IDRB, J.W. Allen & Co. Proj., (LOC: Harris Trust & Savings Bank), 1.35%, VRDN	2,200,000	2,200,000
Nassau Cnty., FL PCRB, Rayonier, Inc., (LOC: Bank of America), 1.10%, VRDN	11,410,000	11,410,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern LLC Proj., (LOC: Citizens Bank), 1.35%, VRDN	2,800,000	2,800,000
New Lisbon, WI IDRB, Leer LP Proj., 1.40%, VRDN	2,610,000	2,610,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 1.30%, VRDN	3,000,000	3,000,000
Ohio IDRB, Castle & Co. Proj., 2.63%, VRDN	590,000	590,000
Olathe, KS IDRB, Insulite Proj., (LOC: Firstar Bank), 1.38%, VRDN	3,010,000	3,010,000
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., 1.28%, VRDN	4,000,000	4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., (LOC: Bank of America), 1.40%, VRDN	1,995,000	1,995,000
Osceola Vlg., WI IDRB, Johnson Family LP, (LOC: Firstar Bank), 1.45%, VRDN	2,585,000	2,585,000
Ozark, AL Motel Facs. RB, Ozark Motel Proj., 1.28%, VRDN	2,315,000	2,315,000
Peoria, IL IDRB, PMP Fermentation Products, Inc., (LOC: Sanwa Bank, Ltd.), 3.13%, VRDN	1,000,000	1,000,000
Philadelphia, PA IDA IDRB, Allied Corp. Proj., (Gtd. by Honeywell International), 2.50%, VRDN	480,000	480,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, (LOC: Bank of California), 3.15%, VRDN	4,925,000	4,925,000
Pinal Cnty., AZ IDA RB, Feenstra Investments Dairy Proj., 1.40%, VRDN	1,250,000	1,250,000
Pittsburg Cnty., OK EDRB, Simonton Bldg. Production Proj., 1.40%, VRDN	5,000,000	5,000,000
Plymouth, WI IDRB, Wisconsin Plastics Products, 1.43%, VRDN	1,540,000	1,540,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Polk Cnty., FL IDA IDRB, (SPA: Toronto-Dominion Bank), 1.35%, VRDN	$ 202,000	$ 202,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Cemical Proj., (Gtd. by Total Fina), 1.35%, VRDN	10,635,000	10,635,000
Port Arthur, TX Navigation Dist. RB, Fina Oil & Chemical Proj., Ser. B, 1.60%, VRDN	8,700,000	8,700,000
Port Corpus Christi, TX Solid Wst. Auth. RB, Flint Hills Resources, Ser. A, (Gtd. by Flint Resources), 1.55%, VRDN	25,000,000	25,000,000
Port Longview, WA Indl. Dev. Corp. Solid Wst. Disposal RB, Weyerhaeuser Co. Proj., Ser. A, 2.23%, VRDN	9,000,000	9,000,000
Port of Longview, WA IDRRB, Weyerhaeuser Co. Proj., 2.15%, VRDN	4,420,000	4,420,000
Portland, ME Obl. Secs. RB, Barber Foods Proj., 1.40%, VRDN	2,500,000	2,500,000
Rockwall, TX Indl. Dev. Corp. IDRB, Columbia Extrusion Corp., 1.40%, VRDN	1,300,000	1,300,000
Rosemont, IL IDRRB, Castle & Co. Proj., 2.63%, VRDN	187,500	187,500
Rutherford Cnty., TN Indl. Dev. Board IDRB, Leggett & Platt, (LOC: J.P. Morgan Chase Bank), 1.30%, VRDN	1,750,000	1,750,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 1.43%, VRDN	2,000,000	2,000,000
South Carolina Jobs EDA RB:
Lorraine Linens Proj., (LOC: SouthTrust Bank), 1.38%, VRDN	2,400,000	2,400,000
Matt Stone of SC, Inc. Proj., (LOC: Bank of America), 1.30%, VRDN	5,100,000	5,100,000
Ortec, Inc. Proj., Ser. A, 1.30%, VRDN	1,800,000	1,800,000
Roller Bearing Co. Proj., Ser. 1994-A, (Liq.: Heller Financial, Inc.), 1.33%, VRDN	7,700,000	7,700,000
South Carolina Jobs EDRB, Ortec, Inc. Proj., Ser. B, (LOC: Bank of America), 1.30%, VRDN	2,500,000	2,500,000
South Carolina Trans. MTC, Ser. A, 1.28%, VRDN	5,891,000	5,891,000
South Dakota Economic Dev. Fin. Auth. IDRB, Lomar Dev. Co. Proj., (LOC: U.S. Bank), 1.40%, VRDN	2,550,000	2,550,000
Springfield, MO IDA RB, SLH Investments LLC Proj., (LOC: Firstar Bank), 1.38%, VRDN	1,795,000	1,795,000
St. Charles Cnty., MO IDRB, 1.43%, VRDN	2,800,000	2,800,000
Suffolk Cnty., NY IDRB, 1.20%, VRDN	2,620,000	2,620,000
Summit Cnty., OH IDRB, J & P Capital Proj., 1.40%, VRDN	1,975,000	1,975,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, (LOC: U.S. Bank), 1.70%, VRDN	1,600,000	1,600,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., 1.40%, VRDN	21,500,000	21,500,000
Taylor Ryan, AL Impt. Dist. RB, Ser. A, 1.25%, VRDN	10,465,000	10,465,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., (LOC: Regions Bank), 1.45%, VRDN	4,000,000	4,000,000
Tuscaloosa Cnty., AL IDA RB, Synchronous Indl. Svcs. Proj., (LOC: SouthTrust Bank), 1.38%, VRDN	1,400,000	1,400,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., (SPA: Sumitomo Bank, Ltd.), 1.20%, VRDN	4,500,000	4,500,000
Union Cnty., AR Indl. Board PCRB, 2.49%, VRDN	9,000,000	9,000,000
Union Gap, WA Pub. Corp. IDRB, Weyerhauser Co. Proj., (Gtd. by Weyerhauser Co.), 2.13%, VRDN	1,600,000	1,600,000
Vanderburgh Cnty., IN Indl. EDRB, Pyrotek, Inc. Proj., 1.40%, VRDN	2,860,000	2,860,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Wabash, IN EDRB, Martin Yale Inds. Proj., 1.40%, VRDN	$ 2,700,000	$ 2,700,000
Washington Economic Dev. Fin. Auth. RB, Fletcher Proj., Ser. E, 1.50%, VRDN	2,605,000	2,605,000
Washington EDA Fin. RB, Smith Bros. Farms, Inc., 1.40%, VRDN	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame LLC, (LOC: Key Bank), 1.40%, VRDN	1,620,000	1,620,000
Webb, AL IDRB, Qualico Steel Proj., 1.38%, VRDN	3,205,000	3,205,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 1.70%, VRDN	800,000	800,000
West Des Moines, IA IDRB, Woodgrain Millwork, Inc. Proj., (LOC: U.S. Bank), 1.40%, VRDN	3,280,000	3,280,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, (LOC: Crestar Bank), 1.45%, VRDN	2,290,000	2,290,000
Ser. B, (LOC: Crestar Bank), 1.45%, VRDN	1,590,000	1,590,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 1.50%, VRDN	5,280,000	5,280,000
York Cnty., ME Fin. Auth. RB, Community Action Corp. Proj., 1.25%, VRDN	2,595,000	2,595,000
562,766,570
Lease 5.5%
ABN Amro Leasetops Cert. Trust RB:
Ser. 2000-2, 1.45%, VRDN	8,358,162	8,358,162
Ser. 2001-1, 1.50%, VRDN	21,520,826	21,520,826
Chicago, IL GO, ABN Amro Munitops Master Trust, Ser. 1997-1, (LOC: LaSalle Bank), 1.45%, VRDN 144A	19,702,265	19,702,265
Greystone, DE Muni. Lease COP, Ser. A, 1.30%, VRDN	1,145,000	1,145,000
IBM Tax Exempt Grantor Trust PFOTER:
(Liq.: Merrill Lynch & Co.), 1.33%, VRDN	10,221,130	10,221,130
Koch Floating Rate Trust PFOTER, Ser. 2000-1, (LOC: State Street Bank & Insd. by AMBAC), 1.38%, VRDN	57,420,908	57,420,908
MBIA Capital Corp. Grantor Trust Lease PFOTER, (SPA: Landesbank Hessen-Thüringen Girozentrale & MBIA), 1.28%, VRDN	9,030,000	9,030,000
Pitney Bowes Credit Corp. Leasetops RB:
Ser. 1999-2, 2.00%, 2/5/2003	15,214,340	15,214,340
Ser. 2002-1, 2.00%, 10/15/2003 144A	6,998,933	6,998,933
Ser. 2002-1, (Insd. by AMBAC & Gtd. by Pitney Bowes Credit Corp.), 2.15%, 7/19/2006 144A	8,206,956	8,206,956
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., (LOC: AmSouth Bank), 1.53%, VRDN	8,000,000	8,000,000
165,818,520
Miscellaneous Revenue 1.0%
Massachusetts Indl. Fin. Auth., IDRB, Portland Causeway Realty Trust Co., Ser. 1988, (LOC: Citibank), 1.75%, VRDN	700,000	700,000
Merrill Lynch & Co., Inc. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by FHA), 1.38%, VRDN	8,570,000	8,570,000
Muni. Securities Pool Trust Receipts RB, Ser. SGP-12, 1.33%, VRDN	10,110,000	10,110,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Miscellaneous Revenue continued
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 1.35%, VRDN	$ 2,950,000	$ 2,950,000
San Bernadino Cnty., CA Cnty. Ctr. COP, (SPA: Commerzbank AG), 1.30%, VRDN	5,000,000	5,000,000
South Carolina Jobs EDA RB, Compact Air Products LLC, 1.40%, VRDN	3,000,000	3,000,000
30,330,000
Port Authority 0.3%
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., (LOC: AmSouth Bank & Insd. by AMBAC), 1.38%, VRDN	7,500,000	7,500,000
Tuscaloosa Cnty., AL Port Auth. RB, 1.25%, VRDN	152,000	152,000
7,652,000
Power 0.1%
Calcasieu Parish, Inc., LA Indl. Dev. Board PCRB, Citgo Petroleum, (SPA: West Deutsche Landes Bank), 1.20%, VRDN	857,000	857,000
Magnolia, AR IDRB, American Fuel Cell Proj., (SPA: Commerce de France), 1.55%, VRDN	2,355,000	2,355,000
3,212,000
Public Facilities 0.7%
Riverside Cnty., CA Pub. Facs. COP, Ser. B, (SPA: Commerzbank AG), 1.60%, VRDN	20,200,000	20,200,000
Resource Recovery 1.8%
Delaware EDA IDRB, Delaware Clean Pwr. Proj., Ser. C, 1.33%, VRDN	11,500,000	11,500,000
Peoria, IL Solid Wst. Disp. RB, PMP Fermentation Products, Inc.:
Ser. 1996, (LOC: Sanwa Bank, Ltd.), 3.13%, VRDN	6,500,000	6,500,000
Phenix Cnty., AL Env. Impt. RB, Mead Coated Board Proj., 1.36%, VRDN	1,700,000	1,700,000
Portage, IN EDRB, American Iron Oxide:
Ser. B, 1.45%, VRDN	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., (SPA: Bank of Tokyo-
Mitsubishi, Ltd.), 1.55%, VRDN	5,000,000	5,000,000
Traill Cnty., ND Solid Wst. Disposal RB, American Crystal Sugar:
Ser. A, (LOC: Norwest Bank), 1.45%, VRDN	16,000,000	16,000,000
Ser. B, (LOC: Wells Fargo), 1.45%, VRDN	1,000,000	1,000,000
Ser. C, (LOC: Wells Fargo), 1.45%, VRDN	1,000,000	1,000,000
53,700,000
Special Tax 0.6%
ABN Amro Munitops Trust RB, (SPA: ABN Amro Bank & Insd. by AMBAC), 1.21%, VRDN	10,000,000	10,000,000
Birmingham, AL Tax Increment RB, 1.28%, VRDN	6,500,000	6,500,000
Pennsylvania Intergovernmental Auth. Spl. Tax RB, Ser. 99-7, 1.21%, VRDN	1,175,000	1,175,000
17,675,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Tobacco Revenue 0.5%
Badger Tobacco Asset Security Corp., WI PFOTER:
Ser. 633, (LOC: Lloyds Bank), 1.30%, VRDN	$ 5,000,000	$ 5,000,000
(Liq.: Merrill Lynch & Co.), 1.35%, VRDN	9,820,000	9,820,000
14,820,000
Transportation 7.2%
Clipper Tax Exempt Trust COP, Ser. 1999-9, (LOC: U.S. Bank), 1.38%, VRDN	17,105,000	17,105,000
Muni. Securities Pool Trust Receipts RB, (SPA: Societe Generale & Insd. by FGIC), 1.33%, VRDN	187,340,000	187,340,000
Regl. Transport Auth. IL MTC, 1.28%, VRDN	10,725,000	10,725,000
215,170,000
Utility 2.7%
Brazos River Auth., TX PCRB, Texas Util. Elec. Co., Ser. 2000-518, (Liq.: Morgan Stanley Dean Witter, Inc.), 1.38%, VRDN	17,000,000	17,000,000
Carlton, WI PCRB, Pwr. & Light Proj., 1.65%, VRDN	5,600,000	5,600,000
Carroll Cnty., KY Collateralized Solid Wst. Disp. Facs. RB, Kentucky Utils. Co. Proj., Ser. A, 1.50%, VRDN	8,700,000	8,700,000
Indiana Muni. Pwr. Agcy. MTC, (SPA: ZCM & Insd. by MBIA), 1.30%, VRDN	13,190,000	13,190,000
San Antonio, TX Elec. & Gas MTC RB, Ser. A, 1.28%, VRDN	10,000,000	10,000,000
Sweetwater Cnty., WY Env. Impt. RB, Adjusted Pacificorp Proj., Ser. 1995, 1.45%, VRDN	1,800,000	1,800,000
Sweetwater Cnty., WY PCRB, Ser A, 2.15%, VRDN	24,800,000	24,800,000
81,090,000
Water & Sewer 1.6%
Colorado River, TX Muni. Wtr. Dist. RB, Republic Wst. Svcs., Inc. Proj. (LOC: Bank of America), 1.30%, VRDN	4,000,000	4,000,000
Gulf Coast, TX Wst. Disp. Auth. RB, Republic Wst. Svcs., Inc. Proj., (LOC: Bank of America), 1.30%, VRDN	3,500,000	3,500,000
Kentucky Rural Wtr. Fin. Corp. RB, 1.28%, VRDN	15,685,000	15,685,000
Metro Superior, CO Wtr. Dist. 1 RB, (SPA: BNP Paribas), 1.18%, VRDN	2,000,000	2,000,000
Minnesota Pub. Facs. Auth. MTC, (SPA: ZCM), 1.30%, VRDN	11,385,000	11,385,000
Niceville, FL Wtr. & Swr. RB, Ser. B, 1.19%, VRDN	1,635,000	1,635,000
Seattle, WA Drainage & Wst. Wtr. MTC, (SPA: ZCM & Insd. by FGIC), 1.28%, VRDN	8,590,000	8,590,000
46,795,000
Total Municipal Obligations		2,857,633,464
MUTUAL FUND SHARES 0.0%
Provident Institutional Municipal Money Market Fund	1,000,000	1,000,000
Total Investments (cost $2,994,883,464) 99.8%		2,994,883,464
Other Assets and Liabilities 0.2%		6,477,286
Net Assets 100.0%		$ 3,001,360,750

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
BAN	Bond Anticipation Note	MBIA	Municipal Bond Investors Assurance Corp.
CDA	Community Development Administration	MHRB	Multifamily Housing Revenue Bond
COP	Certificate of Participation	MSTR	Municipal Securities Trust Receipt
EDA	Economic Development Authority	MTC	Municipal Trust Certificate
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Puttable Floating Option Tax Exempt Receipt
FHA	Federal Housing Authority	PSF	Permanent School Fund
FHLB	Federal Home Loan Bank	RAN	Revenue Anticipation Note
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GNMA	Government National Mortgage Association	ROC	Reset Option Certificates
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SPA	Security Purchase Agreement
IDA	Industrial Development Authority	TAN	Tax Anticipation Note
IDRB	Industrial Development Revenue Bond	TOC	Tender Option Certificate
IDRRB	Industrial Development Refunding Revenue Bond	VRDN	Variable Rate Demand Note
IFA	Industrial Finance Agency

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2003.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of January 31, 2003 (unaudited):

Percentage of Total Investments

Non-state specific	20.0%
California	11.4%
Georgia	6.7%
Texas	5.4%
South Carolina	4.3%
Indiana	4.0%
Illinois	3.7%
Wisconsin	3.3%
Rhode Island	3.2%
Alabama	3.0%
Delaware	2.9%
Kentucky	2.6%
Tennessee	2.3%
Florida	2.1%
Washington	2.1%
Wyoming	1.8%
Ohio	1.7%
Colorado	1.6%
Hawaii	1.3%
Nebraska	1.3%
Michigan	1.2%
Oklahoma	1.2%
Massachusetts	1.1%
Pennsylvania	1.1%
North Carolina	0.9%
Minnesota	0.8%
Nevada	0.8%
North Dakota	0.8%
District of Columbia	0.7%
Maryland	0.6%
Arkansas	0.5%
Louisiana	0.5%
Missouri	0.5%
New York	0.5%
Puerto Rico	0.5%
Kansas	0.4%
Maine	0.4%
Virginia	0.4%
Idaho	0.3%
Iowa	0.3%
Mississippi	0.3%
New Hampshire	0.3%
New Mexico	0.3%
Oregon	0.3%
South Dakota	0.2%
Utah	0.2%
Arizona	0.1%
West Virginia	0.1%
Total	100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003

Assets
Investments at amortized cost	$ 2,994,883,464
Cash	792,480
Receivable for Fund shares sold	450,765
Interest receivable	7,157,319
Prepaid expenses and other assets	31,445

Total assets	3,003,315,473

Liabilities
Dividends payable	645,136
Payable for Fund shares redeemed	856,694
Advisory fee payable	100,687
Distribution Plan expenses payable	56,155
Due to other related parties	14,635
Accrued expenses and other liabilities	281,416

Total liabilities	1,954,723

Net assets	$ 3,001,360,750

Net assets represented by
Paid-in capital	$ 3,001,266,418
Undistributed net investment income	94,332

Total net assets	$ 3,001,360,750

Net assets consists of
Class A	$ 1,236,802,338
Class S	834,558,428
Class S1	368,740,196
Class I	561,259,788

Total net assets	$ 3,001,360,750

Shares outstanding
Class A	1,236,882,321
Class S	834,437,911
Class S1	368,813,495
Class I	561,200,320

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class S1	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended January 31, 2003

Investment income
Interest	$ 47,751,697

Expenses
Advisory fee	11,116,365
Distribution Plan expenses
Class A	3,179,463
Class S	4,873,803
Class S1	2,005,652
Administrative services fees	1,618,179
Transfer agent fee	1,175,705
Trustees’ fees and expenses	79,976
Printing and postage expenses	125,252
Custodian fee	737,246
Registration and filing fees	159,122
Professional fees	31,620
Other	221,789

Total expenses	25,324,172
Less: Expense reductions	(24,242)
Expense reimbursements	(252,746)

Net expenses	25,047,184

Net investment income	22,704,513

Net realized gains on securities	492,082

Net increase in net assets resulting from operations	$ 23,196,595

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2003		2002

Operations
Net investment income		$ 22,704,513		$ 31,884,348
Net realized gains on securities		492,082		688,316

Net increase in net assets resulting from operations		23,196,595		32,572,664

Distributions to shareholders from
Net investment income
Class A		(9,925,108)		(6,767,205)
Class S		(5,178,240)		(11,595,896)
Class S1		(2,390,608)		(731,828)
Class I*		(6,369,725)		(13,102,843)

Total distributions to shareholders		(23,863,681)		(32,197,772)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,774,935,596	4,774,935,596	2,756,973,740	2,756,973,740
Class S	929,396,134	929,396,134	659,395,481	659,395,481
Class S1	457,368,624	457,368,624	341,106,121	341,106,121
Class I*	745,673,869	745,673,869	895,187,438	895,187,438

		6,907,374,223		4,652,662,780

Net asset value of shares issued in reinvestment of distributions
Class A	9,223,891	9,223,891	5,414,425	5,414,425
Class S1	0	0	4	4
Class I*	2,561,462	2,561,462	6,066,777	6,066,777

		11,785,353		11,481,206

Payment for shares redeemed
Class A	(4,499,863,504)	(4,499,863,504)	(1,935,543,583)	(1,935,543,583)
Class S	(732,577,305)	(732,577,304)	(595,261,820)	(595,261,820)
Class S1	(345,885,349)	(345,885,349)	(83,775,905)	(83,775,905)
Class I*	(676,252,491)	(676,252,491)	(924,482,105)	(924,482,105)

		(6,254,578,648)		(3,539,063,413)

Net increase in net assets resulting from capital share transactions		664,580,928		1,125,080,573

Total increase in net assets		663,913,842		1,125,455,465
Net assets
Beginning of period		2,337,446,908		1,211,991,443

End of period		$ 3,001,360,750		$ 2,337,446,908

Undistributed net investment income		$ 94,332		$ 761,418

* Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S, Class S1 and Institutional (“Class I”) shares. Class A, Class S and Class S1 shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front end sales charge or contingent deferred sales charges or distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or expense reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or expenses reimbursements were made. Total amounts subject to recoupment as of year ended January 31, 2003 were $34,534. During the year ended January 31, 2003, the investment advisor reimbursed expenses for distribution fees for Class S and Class S1 shares in the amount of $935 and $251,811, which represents 0.00% and 0.08%, respectively, of the average daily net assets for Class S and Class S1.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A and 0.60% of the average daily net assets for Class S and Class S1 shares.

5. SECURITIES TRANSACTIONS

On January 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS continued

6. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2003, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $94,332.

The tax character of distributions paid for the year ended January 31, 2003 was $515,185 of ordinary income and $23,348,496 of exempt-interest income.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $24,242, which represents 0.00% of its average daily net assets.

9. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. IN-KIND TRANSACTIONS

Effective on the close of business on September 21, 2001, the Fund acquired assets through in-kind transactions. These transactions each transferred the underlying securities and net cash balances of certain money market funds in the Evergreen family of funds to the Fund. In each transaction, shareholders redeemed out of one fund and purchased shares of the Fund representing the value of those underlying securities and net cash balances which resulted in no gain or loss to the shareholders.

Class A	Class S	Amortized	Fund Assets
Shares Issued	Shares Issued	Cost	Liquidated

Evergreen Reserve
--			Tax-Exempt
	102,247,951	$ 101,574,570	Money Market Fund

Evergreen CRT
	--		Tax-Exempt
938,065,164		935,444,876	Money Market Fund

NOTES TO FINANCIAL STATEMENTS continued

The amount of shares issued is reflected in the Statement of Changes in Net Assets for the year ended January 31, 2002.

Effective on the close of business on May 24, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities and net cash balances of Wachovia Tax-Free Money Market Fund to the Fund. In the transaction, shareholders redeemed out of Wachovia Tax-Free Money Market Fund and purchased 206,896,186 of Class S shares of the Fund in consideration for securities net of the cash balance valued at $205,839,632, which resulted in no gain or loss to the shareholder. The value of securities net of the cash balance received by the Fund and the number of Class S shares issued are reflected in the Statement of Changes in Net Assets for the year ended January 31, 2003.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended January 31, 2003, the Fund had no borrowings under this agreement.

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Money Market Fund, a portfolio of Evergreen Money Market Trust, as of January 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Money Market Fund, as of January 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 7, 2003

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended January 31, 2003, the percentage representing the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax is 97.85%.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Thomas L. McVerry Trustee DOB: 8/2/1938 Term of office since: 1993 Other directorships: None	Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

2 Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $232 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of January 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

565210     3/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034